BLACKROCK FUNDSSM
BlackRock U.S. Opportunities Portfolio
(the “Fund”)

Supplement dated November 20, 2015
to the Prospectus of the Fund, dated January 28, 2015

Effective immediately, the Fund may invest in real estate investment trusts as a principal strategy. Accordingly, the Fund’s Prospectus is amended as follows:

The second paragraph of the section entitled “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Investment Strategies of the Fund” is hereby amended to add the following:

The Fund may also invest in real estate investment trusts (“REITs”).

The section entitled “Fund Overview — Key Facts About BlackRock U.S. Opportunities Portfolio — Principal Risks of Investing in the Fund” is hereby amended to add the following:

■	Real Estate Related Securities Risk — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.
■	REIT Investment Risk — In addition to the risks facing real estate related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

The second paragraph of the section entitled “Details About the Funds — How Each Fund Invests — U.S. Opportunities — Principal Investment Strategies” is hereby amended to add the following:

The Fund may also invest in real estate investment trusts (“REITs”)

The section entitled “Details About the Funds — Investment Risks — Principal Risks of Investing in the Funds” is hereby amended to add the following:

■	Real Estate Related Securities Risk (U.S. Opportunities) — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.
■	REIT Investment Risk (U.S. Opportunities) — In addition to the risks facing real estate related securities, such as a decline in property values due to increasing vacancies, a decline in rents resulting from unanticipated economic, legal or technological developments or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

The section entitled “Details About the Funds — How Each Fund Invests — Other Strategies Applicable to the Funds — Real Estate Investment Trusts (“REITs”)” is hereby deleted in its entirety with respect to the Fund.

The sections entitled “Details About the Funds — How Each Fund Invests — Investment Risks — Other Risks of Investing in the Funds — Real Estate Related Securities Risk” and “Details About the Funds — How Each Fund Invests — Investment Risks — Other Risks of Investing in the Funds — REIT Investment Risk” are hereby deleted in their entirety with respect to the Fund.

Shareholders should retain this Supplement for future reference.

PRO-OPP-1115SUP